RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS - Paragraphs (Details) - ARS ($) $ in Thousands		12 Months Ended
	Mar. 09, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		$ 92,346,033	$ 100,416,698	$ 104,906,281	$ 93,808,632
Profit Distribution Rate	40.00%
Capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		444,411	456,722	456,722	456,722
Inflation adjustment of capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		8,794,280	9,614,506	9,614,506	9,614,506
Paid in Capital
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		84,849,949	84,849,949	84,849,949	97,838,441
Treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		12,311
Inflation adjustment of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		820,226
Cost of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		(123,776)
Legal Reserve
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		1,035,976	1,035,976		562,471
Other Reserves
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		5,164,440	7,993,828		41,310,811
Retained earnings
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		(10,151,271)	(7,453,864)	5,957,325	(57,636,427)
Other Comprehensive Income
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		2,685,921	$ 3,839,887	$ 3,944,412	$ 1,583,651
Argentine Central Bank [member]
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		92,840,716
Argentine Central Bank [member] | Capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		444,411
Argentine Central Bank [member] | Inflation adjustment of capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		8,794,281
Argentine Central Bank [member] | Paid in Capital
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		84,849,949
Argentine Central Bank [member] | Treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		12,311
Argentine Central Bank [member] | Inflation adjustment of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		820,226
Argentine Central Bank [member] | Cost of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		(1,383,270)
Argentine Central Bank [member] | Legal Reserve
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		1,035,973
Argentine Central Bank [member] | Other Reserves
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		5,164,443
Argentine Central Bank [member] | Retained earnings
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		(7,931,870)
Argentine Central Bank [member] | Other Comprehensive Income
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank		$ 1,034,262
Banco Supervielle S.A.
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Percentage of Profit shown In income Statement		20.00%